Other Intangible Assets, Net - Schedule of Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Intangible Assets, Net [Line Items]
Intangible asset, Gross	$ 130,079	$ 132,206
Intangible assets, Accumulated amortization	103,803	94,889
Other intangible assets, net	$ 26,276	37,317
Customer relationships [Member]
Schedule of Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	4 years 10 months 24 days
Intangible asset, Gross	$ 58,943	60,328
Intangible assets, Accumulated amortization	$ 37,007	32,235
Technology [Member]
Schedule of Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	2 years 6 months
Intangible asset, Gross	$ 69,820	70,554
Intangible assets, Accumulated amortization	$ 65,480	61,408
Patents [Member]
Schedule of Other Intangible Assets, Net [Line Items]
Weighted average remaining useful life (years)	0 years
Intangible asset, Gross	$ 1,316	1,324
Intangible assets, Accumulated amortization	$ 1,316	$ 1,246